Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 15, 2011	Jan. 24, 2011
Subsequent Events (Textuals) [Abstract]
Unsecured line of credit	$ 1,150,000,000		$ 1,150,000,000
Extension fee to extend revolving line of credit	50,000		1,725,000
Amount of Definitive Agreements Partnership with Benchmark Senior Living		$ 890,000,000
Number of senior housing communities		34
Investment is structured as a RIDEA partnership owned	95% by us and and 5% by Benchmark